                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                    ON THE FORM 13F FILED ON AUGUST 14, 2000
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                                  THAT REQUEST
                          EXPIRED ON NOVEMBER 14, 2000

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2000

Check here if Amendment [X  ]; Amendment Number:  1
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ MARK D. LERNER         BALTIMORE, MARYLAND        11/14/00
           ------------------         -------------------        --------
               [Signature]               [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        27

Form 13F Information Table Value Total:        $483,400
                         (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2           COLUMN 3     COLUMN 4               COLUMN 5
  ---------------    --------------        --------     --------    --------------------------
                                                          VALUE     SHRS OR        SH/    PUT/
   NAME OF ISSUER    TITLE OF CLASS          CUSIP      (x$1000)     PRN AMT       PRN    CALL
   --------------    --------------          -----      --------     -------       ---    ----

ACTIVE SOFTWARE         COMMON          00504E100        18,513       238,300     SH

BEST FOODS              COMMON          08658U101        96,431     1,392,500     SH

BEST FOODS              COMMON          08658U101         3,463        50,000     SH       CALL

BURR BROWN GROUP        COMMON          122574106        22,651       261,300     SH

CMP GROUP               COMMON          125887109        11,757       401,100     SH

COLUMBIA ENERGY         COMMON          197648108        51,509       784,900     SH

CONSOLIDATED PAPERS     COMMON          209759109        13,696       374,600     SH

E TOWN CORP             COMMON          269242103           751        11,300     SH

EASTERN ENTERPRISES     COMMON          27637F100         1,285        20,400     SH

GEON COMPANY            COMMON          37246W105           463        25,000     SH

INT'L HOME FOODS        COMMON          459655106         6,679       319,000     SH

LILLY INDUSTRIES        COMMON          532491107         1,503        50,000     SH

LYCOS, INC.             COMMON          550818108        10,265       190,100     SH

MEDICAL MANAGER         COMMON          58461C103         1,363        40,000     SH


      COLUMN 1           COLUMN 6     COLUMN 7            COLUMN 8
  ---------------       ----------    --------  -------------------------
                        INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER       DISCRETION    MANAGERS  SOLE     SHARED      NONE
   --------------       ----------    --------  ----     ------      ----

ACTIVE SOFTWARE            SOLE                  SOLE

BEST FOODS                 SOLE                  SOLE

BEST FOODS                 SOLE                                      NONE

BURR BROWN GROUP           SOLE                  SOLE

CMP GROUP                  SOLE                  SOLE

COLUMBIA ENERGY            SOLE                  SOLE

CONSOLIDATED PAPERS        SOLE                  SOLE

E TOWN CORP                SOLE                  SOLE

EASTERN ENTERPRISES        SOLE                  SOLE

GEON COMPANY               SOLE                  SOLE

INT'L HOME FOODS           SOLE                  SOLE

LILLY INDUSTRIES           SOLE                  SOLE

LYCOS, INC.                SOLE                  SOLE

MEDICAL MANAGER            SOLE                  SOLE

                           FORM 13F INFORMATION TABLE


      COLUMN 1          COLUMN 2           COLUMN 3     COLUMN 4               COLUMN 5
  ---------------    --------------        --------     --------    --------------------------
                                                          VALUE     SHRS OR        SH/    PUT/
   NAME OF ISSUER    TITLE OF CLASS          CUSIP      (x$1000)     PRN AMT       PRN    CALL
   --------------    --------------          -----      --------     -------       ---    ----

PIONEER GROUP           COMMON          723684106        21,340       503,600     SH

RELIASTAR FIN. CORP.    COMMON          75952U103        26,953       514,000     SH

SMITHKLINE BEECHAM      COMMON          832378301         5,867        90,000     SH

SNYDER
COMMUNICATIONS          COMMON          832914105        48,574     2,045,200     SH

TELEGLOBE, INC.         COMMON          87941V100        11,838       560,000     SH

TERRA NETWORKS          COMMON          88100W103           365        10,000     SH

VASTAR                  COMMON          922380100         2,464        30,000     SH

VERIO, INC.             COMMON          923433106        77,845     1,403,000     SH

WEBMETHODS              COMMON          94768C108         4,716        30,000     SH

WESLEY JESSEN
VISIONCARE              COMMON          951018100         1,863        50,000     SH

WPP GROUP               COMMON          929309300         1,198        16,500     SH

YOUNG & RUBICAM         COMMON          987425105        36,617       640,300     SH

YOUNG & RUBICAM         COMMON          987425105         3,431        60,000     SH       CALL


      COLUMN 1         COLUMN 6     COLUMN 7            COLUMN 8
  ---------------     ----------    --------  -------------------------
                      INVESTMENT      OTHER         VOTING AUTHORITY
   NAME OF ISSUER     DISCRETION    MANAGERS  SOLE     SHARED      NONE
   --------------     ----------    --------  ----     ------      ----

PIONEER GROUP            SOLE                    SOLE

RELIASTAR FIN. CORP.     SOLE                    SOLE

SMITHKLINE BEECHAM       SOLE                    SOLE

SNYDER
COMMUNICATIONS           SOLE                    SOLE

TELEGLOBE, INC.          SOLE                    SOLE

TERRA NETWORKS           SOLE                    SOLE

VASTAR                   SOLE                    SOLE

VERIO, INC.              SOLE                    SOLE

WEBMETHODS               SOLE                    SOLE

WESLEY JESSEN
VISIONCARE               SOLE                    SOLE

WPP GROUP                SOLE                    SOLE

YOUNG & RUBICAM          SOLE                    SOLE

YOUNG & RUBICAM          SOLE                                    NONE